June 30, 1999                                  . Pacific Select

                                                 Separate Account of
                                                 Pacific Life Insurance Company




                                  Semi-Annual
                                    Report












                                                                Pacific Select

PACIFIC SELECT SEPARATE ACCOUNT

Financial Statements:

   Statement of Assets and Liabilities......................................  1

   Statement of Operations..................................................  3

   Statement of Changes in Net Assets.......................................  5

Notes to Financial Statements...............................................  9

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999 (Unaudited)
(In thousands)

                                                                       High               Govern-
                                                            Money     Yield    Managed      ment               Aggressive   Growth
                                                            Market     Bond      Bond    Securities   Growth     Equity       LT
                                                           Variable  Variable  Variable   Variable   Variable   Variable   Variable
                                                            Account   Account   Account    Account    Account    Account    Account
                                                           ------------------------------------------------------------------------
ASSETS

Investments:
  Money Market Portfolio (27 shares; cost $272)...........    $272
  High Yield Bond Portfolio (686 shares; cost $6,380).....            $6,199
  Managed Bond Portfolio (68 shares; cost $737)...........                        $723
  Government Securities Portfolio (30 shares; cost $315)..                                  $304
  Growth Portfolio (329 shares; cost $5,913)..............                                             $7,666
  Aggressive Equity Portfolio (11 shares; cost $121)......                                                         $139
  Growth LT Portfolio (92 shares; cost $1,597)............                                                                  $2,961
                                                           ------------------------------------------------------------------------
Total Assets .............................................     272     6,199       723       304        7,666       139      2,961
                                                           ------------------------------------------------------------------------
LIABILITIES

Payables:
  Mortality and expense risk fee..........................       1         7                                8                    3
                                                           ------------------------------------------------------------------------
Total Liabilities.........................................       1         7                                8                    3
                                                           ------------------------------------------------------------------------
NET ASSETS ...............................................    $271    $6,192      $723      $304       $7,658      $139     $2,958
                                                           ------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 1999 (Unaudited)
(In thousands)

                                                         Equity     Multi-                  Equity      Inter-     Emerging
                                                         Income    Strategy     Equity      Index      national    Markets
                                                        Variable   Variable    Variable    Variable    Variable    Variable
                                                         Account    Account     Account     Account     Account     Account
                                                        -------------------------------------------------------------------
ASSETS

Investments:
  Equity Income Portfolio (121 shares; cost $2,216)...   $3,388
  Multi-Strategy Portfolio (71 shares; cost $928).....               $1,226
  Equity Portfolio (0 shares (1); cost $8)............                             $9
  Equity Index Portfolio (151 shares; cost $3,324)....                                       $5,403
  International Portfolio (271 shares; cost $3,757)...                                                   $4,255
  Emerging Markets Portfolio (15 shares; cost $139)...                                                               $130
                                                        -------------------------------------------------------------------
Total Assets .........................................    3,388       1,226         9         5,403       4,255       130
                                                        -------------------------------------------------------------------
LIABILITIES

Payables:
   Mortality and expense risk fee.....................        3           1                       6           5
                                                        -------------------------------------------------------------------
Total Liabilities.....................................        3           1                       6           5
                                                        -------------------------------------------------------------------
NET ASSETS............................................   $3,385      $1,225        $9        $5,397      $4,250      $130
                                                        -------------------------------------------------------------------

(1) Total shares owned in full as of June 30, 1999 were 303.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 1999 (Unaudited)
(In thousands)

                                                                          High               Govern-
                                                               Money     Yield     Managed    ment             Aggressive   Growth
                                                               Market     Bond      Bond   Securities  Growth    Equity       LT
                                                              Variable  Variable  Variable  Variable  Variable  Variable   Variable
                                                               Account   Account   Account   Account   Account   Account    Account
                                                              ---------------------------------------------------------------------
INVESTMENT INCOME
  Dividends..................................................    $10       $251      $37       $11      $836       $13       $225

EXPENSES
  Mortality and expense risk fee.............................      2         22        3         1        24                    9
                                                              ---------------------------------------------------------------------
Net Investment Income........................................      8        229       34        10       812        13        216
                                                              ---------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
  Net realized gain from security transactions...............                 1        2                  94                   45
  Net unrealized appreciation (depreciation) on investments..              (203)     (56)      (19)       78         3        455
                                                              ---------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on Investments.......              (202)     (54)      (19)      172         3        500
                                                              ---------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS .................................     $8        $27     ($20)      ($9)     $984       $16       $716
                                                              ---------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 1999 (Unaudited)
(In thousands)

                                                               Equity     Multi-                Equity     Inter-     Emerging
                                                               Income    Strategy    Equity     Index     national    Markets
                                                              Variable   Variable   Variable   Variable   Variable    Variable
                                                               Account    Account    Account    Account    Account   Account (1)
                                                              ------------------------------------------------------------------
INVESTMENT INCOME
  Dividends..................................................   $271       $86          $1        $51       $192

EXPENSES
  Mortality and expense risk fee.............................     12         4                     17         14
                                                              ------------------------------------------------------------------
Net Investment Income........................................    259        82           1         34        178
                                                              ------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
  Net realized gain (loss) from security transactions........    411         9          13         64         35        ($13)
  Net unrealized appreciation (depreciation) on investments..   (230)       (9)        (11)       423        (52)         41
                                                              ------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on Investments.......    181         0           2        487        (17)         28
                                                              ------------------------------------------------------------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS..................................   $440       $82          $3       $521       $161         $28
                                                              ------------------------------------------------------------------

(1) Total dividends received in full for the period were $234.19.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED JUNE 30, 1999 (Unaudited)
(In thousands)

                                                   High                     Govern-
                                       Money      Yield        Managed       ment                     Aggressive      Growth
                                       Market      Bond         Bond      Securities      Growth        Equity          LT
                                      Variable   Variable     Variable     Variable      Variable      Variable      Variable
                                       Account    Account      Account      Account       Account       Account       Account
                                      ------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income............          $8        $229          $34           $10         $812           $13          $216
Net realized gain from
security transactions............                       1            2                         94                          45
Net unrealized appreciation
(depreciation) on investments....                    (203)         (56)          (19)          78             3           455
                                      ------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net
Assets Resulting from
Operations.......................           8          27          (20)           (9)         984            16           716
                                      ------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Transfers--policy charges
and deductions...................         (13)        (18)          (2)                       (31)                         (7)
Transfers in (from other
variable accounts)...............         455         104          157                         35                         370
Transfers out (to other
variable accounts)...............        (144)        (94)        (123)           (1)        (179)                        (41)
Transfers--other.................        (353)          8           (9)                       (61)                        (23)
                                      ------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net
Assets Derived from Policy
Transactions.....................         (55)          0           23            (1)        (236)                        299
                                      ------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
NET ASSETS.......................         (47)         27            3           (10)         748            16         1,015
                                      ------------------------------------------------------------------------------------------
NET ASSETS
Beginning of Period..............         318       6,165          720           314        6,910           123         1,943
                                      ------------------------------------------------------------------------------------------
End of Period....................        $271      $6,192         $723          $304       $7,658          $139        $2,958
                                      ------------------------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED JUNE 30, 1999 (Unaudited)
(In thousands)


                                                                Equity     Multi-                Equity      Inter-      Emerging
                                                                Income    Strategy   Equity      Index      national      Markets
                                                               Variable   Variable  Variable    Variable    Variable     Variable
                                                                Account    Account   Account     Account     Account      Account
                                                               ------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income.......................................       $259        $82        $1         $34        $178
Net realized gain (loss) from security transactions.........        411          9        13          64          35        ($13)
Net unrealized appreciation (depreciation) on investments...       (230)        (9)      (11)        423         (52)         41
                                                               ------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations .......        440         82         3         521         161          28
                                                               ------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Transfers--policy charges and deductions....................        (23)        (4)                  (20)        (19)         (1)
Transfers in (from other variable accounts).................          5                              923          44         187
Transfers out (to other variable accounts)..................       (754)        (4)     (154)       (237)       (162)       (188)
Transfers--other ...........................................        (85)       (13)       (1)        (40)        (31)          4
                                                               ------------------------------------------------------------------
Net Increase (Decrease) in Net Assets Derived
from Policy Transactions....................................       (857)       (21)     (155)        626        (168)          2
                                                               ------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS.......................       (417)        61      (152)      1,147          (7)         30
                                                               ------------------------------------------------------------------

NET ASSETS
Beginning of Period ........................................      3,802      1,164       161       4,250       4,257         100
                                                               ------------------------------------------------------------------
End of Period...............................................     $3,385     $1,225        $9      $5,397      $4,250        $130
                                                               ------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998
(In thousands)


                                                                   High                  Govern-
                                                      Money       Yield     Managed       ment                 Aggressive   Growth
                                                      Market       Bond      Bond      Securities     Growth     Equity       LT
                                                     Variable    Variable   Variable    Variable     Variable   Variable   Variable
                                                      Account     Account    Account     Account      Account    Account    Account
                                                     -------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income (loss)...................          $10        $509        $38         $19         $673        ($1)       $55
 Net realized gain from security transactions                           9          4           1          148          1         14
 Net unrealized appreciation (depreciation)
  on investments................................                     (410)        12           5         (668)        14        636
                                                    --------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from
 Operations ....................................           10         108         54          25          153         14        705
                                                    --------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
 FROM POLICY TRANSACTIONS
 Transfers--policy charges and deductions.......           (9)        (39)        (5)         (1)         (71)                  (9)
 Transfers in (from other variable accounts)....          570         116        142           1          443        104        49
 Transfers out (to other variable accounts).....         (478)       (133)       (97)         (2)        (315)       (14)      (21)
 Transfers--other...............................            8          12         (2)        (37)        (157)         1       (16)
                                                    --------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets Derived
 from Policy Transactions........................          91         (44)        38         (39)        (100)        91         3
                                                    --------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS............         101          64         92         (14)          53        105       708
                                                    --------------------------------------------------------------------------------
NET ASSETS
 Beginning of Year...............................         217       6,101        628         328        6,857         18     1,235
                                                    --------------------------------------------------------------------------------
 End of Year.....................................        $318      $6,165       $720        $314       $6,910       $123    $1,943
                                                    --------------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1998
(In thousands)

                                                   Equity       Multi-                      Equity       Inter-        Emerging
                                                   Income      Strategy       Equity        Index       national       Markets
                                                  Variable     Variable      Variable      Variable     Variable       Variable
                                                   Account      Account     Account (1)     Account      Account       Account
                                                  -------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income (loss)...................      $406          $96          ($1)          $53         $337
 Net realized gain (loss) from security
  transactions..................................        86           33                         97           50         ($29)
 Net unrealized appreciation (depreciation)
  on investments................................       235           47           13           780         (184)         (19)
                                                  -------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations......................       727          176           12           930          203          (48)
                                                  -------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
 FROM POLICY TRANSACTIONS
 Transfers--policy charges and deductions.......       (55)          (8)          (1)          (42)         (50)          (3)
 Transfers in (from other variable accounts)....        32           11          150           131           95           79
 Transfers out (to other variable accounts).....      (118)          (6)                      (193)        (187)        (129)
 Transfers--other...............................       (57)        (100)                       (13)         (26)           2
                                                  -------------------------------------------------------------------------------

Net Increase (Decrease) in Net Assets Derived
 from Policy Transactions.......................      (198)        (103)         149          (117)        (168)         (51)
                                                  -------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS...........       529           73          161           813           35          (99)
                                                  ------------------------------------------------------------------------------

NET ASSETS
 Beginning of Year..............................     3,273        1,091                      3,437        4,222          199
                                                  -------------------------------------------------------------------------------
 End of Year....................................    $3,802       $1,164         $161        $4,250       $4,257         $100
                                                  -------------------------------------------------------------------------------

(1) For the period from May 12, 1998 (commencement of operations) to December 31, 1998.

See Notes to Financial Statements

                        PACIFIC SELECT SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES

   The Pacific Select Separate Account (the "Separate Account") is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is currently comprised of fourteen subaccounts called Variable Accounts: the Money Market Variable Account, the High Yield Bond Variable Account, the Managed Bond Variable Account, the Government Securities Variable Account, the Growth Variable Account, the Aggressive Equity Variable Account, the Growth LT Variable Account, the Equity Income Variable Account, the Multi-Strategy Variable Account, the Equity Variable Account, the Bond and Income Variable Account, the Equity Index Variable Account, the International Variable Account, and the Emerging Markets Variable Account. There was no operational activity in the Bond and Income Variable Account through June 30, 1999. The assets in each Variable Account are invested in shares of the corresponding portfolios of Pacific Select Fund (the "Fund"), each of which pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account's financial statements.

   The Separate Account was established by Pacific Life Insurance Company ("Pacific Life") on November 20, 1986 and commenced operations on January 7, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.

   The Separate Account held by Pacific Life represents funds from individual flexible premium variable life insurance policies. The assets of the Separate Account are carried at market value.

   The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


   A. Valuation of Investments

   Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.

   B. Security Transactions

   Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost.

   C. Federal Income Taxes

   The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

2. DIVIDENDS

   During the six months period ended June 30, 1999, the Fund declared dividends for each portfolio. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolio.

3. CHARGES AND EXPENSES

   Pacific Life charges the Separate Account daily for mortality and expense risks assumed with respect to variable life insurance policies funded by the Separate Account at an annual rate of 0.70% of the average daily net assets of each Variable Account. Under the policies, Pacific Life makes certain deductions from the net assets of each Variable Account for sales load, administrative expenses, state premium taxes, cost of insurance and charges for optional benefits. The operating expenses of the Separate Account are paid by Pacific Life.

4. RELATED PARTY AGREEMENT

   Pacific Mutual Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

                      PACIFIC SELECT SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

5. SEPARATE ACCOUNT'S COST OF INVESTMENTS IN THE FUND SHARES

     The investment in the Fund shares are carried at identified cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of mortality and expense risk charges (M&E). The cost and market value of total Separate Account's investments in the Fund as of June 30, 1999 were as follows (amounts in thousands):

                                                                                       Variable Accounts
                                                                  ----------------------------------------------------------------
                                                                  Money      High Yield      Managed      Government
                                                                  Market       Bond           Bond       Securities       Growth
                                                                  ----------------------------------------------------------------
 Total cost of investments at beginning of period                   $318      $6,147           $678             $306       $5,239
 Add:     Total net proceeds from policy and M&E transactions        314          31             54                            34
          Reinvested distributions from the Fund:
          (a) Net investment income                                   10         251             20                7
          (b) Net realized gain                                                                  17                4          836
                                                                  ---------------------------------------------------------------
                                Sub-Total                            642       6,429            769              317        6,109
 Less:    Cost of investments disposed during the period             370          49             32                2          196
                                                                  ---------------------------------------------------------------
 Total cost of investments at end of period                          272       6,380            737              315        5,913
 Add:     Unrealized appreciation (depreciation)                                (181)           (14)             (11)       1,753
                                                                  ---------------------------------------------------------------
 Total market value of investments at end of period                 $272      $6,199           $723             $304       $7,666
                                                                  ---------------------------------------------------------------

                                                                  Aggressive   Growth          Equity          Multi-
                                                                   Equity        LT            Income         Strategy     Equity
                                                                  ----------------------------------------------------------------
 Total cost of investments at beginning of period                   $108      $1,035         $2,402             $858         $149
 Add:     Total net proceeds from policy and M&E transactions                    370             22
          Reinvested distributions from the Fund:
          (a) Net investment income                                                              11               14
          (b) Net realized gain                                       13         225            260               72            1
                                                                  ---------------------------------------------------------------
                                Sub-Total                            121       1,630          2,695              944          150
 Less:    Cost of investments disposed during the period                          33            479               16          142
                                                                  ---------------------------------------------------------------
 Total cost of investments at end of period                          121       1,597          2,216              928            8
 Add:     Unrealized appreciation                                     18       1,364          1,172              298            1
                                                                  ---------------------------------------------------------------
 Total market value of investments at end of period                 $139      $2,961         $3,388           $1,226           $9
                                                                  ---------------------------------------------------------------


                                                                  Equity      Inter-         Emerging
                                                                  Index       national        Markets
                                                                  ------------------------------------
 Total cost of investments at beginning of period                 $2,597      $3,709           $150
 Add:     Total net proceeds from policy and M&E transactions        747          32             26
          Reinvested distributions from the Fund:
          (a) Net investment income                                   27          31
          (b) Net realized gain                                       24         161
                                                                  ----------------------------------
                                Sub-Total                          3,395       3,933            176
 Less:    Cost of investments disposed during the period              71         176             37
                                                                  ----------------------------------
 Total cost of investments at end of period                        3,324       3,757            139
 Add:     Unrealized appreciation (depreciation)                   2,079         498             (9)
                                                                  ----------------------------------
 Total market value of investments at end of period               $5,403      $4,255           $130
                                                                  ----------------------------------

                        PACIFIC SELECT SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

 6. TRANSACTIONS IN SEPARATE ACCOUNT UNITS AND SELECTED ACCUMULATION UNIT ** INFORMATION

     Transactions in Separate Account units for the period ended June 30, 1999 and the selected accumulation unit information as of June 30, 1999 were as follows:

                                                                                          Variable Accounts
                                                               --------------------------------------------------------------------
                                                               Money         High Yield      Managed      Government
                                                               Market           Bond          Bond        Securities        Growth
                                                               --------------------------------------------------------------------
 Total units outstanding at beginning of period                  19,262       238,261         29,885         13,791        154,387
 Increase (decrease) in units resulting from
      policy transactions:
      (a) Transfers--policy charges and deductions                 (756)         (600)           (98)           (22)          (689)
      (b) Transfers in (from other variable accounts)            25,942         3,444          6,553              7            793
      (c) Transfers out (to other variable accounts)             (8,236)       (3,126)        (5,111)           (27)        (4,028)
      (d) Transfers--other                                      (20,058)          245           (372)           (11)        (1,402)
                                                               -------------------------------------------------------------------
                            Sub-Total                            (3,108)          (37)           972            (53)        (5,326)
                                                               -------------------------------------------------------------------
 Total units outstanding at end of period                        16,154       238,224         30,857         13,738        149,061
                                                               -------------------------------------------------------------------
 Accumulation Unit Value:   At beginning of period               $16.48        $25.88         $24.08         $22.78         $44.76

                            At end of period                     $16.80        $25.99         $23.42         $22.13         $51.37
                                                               -------------------------------------------------------------------


                                                               Aggressive      Growth       Equity           Multi-
                                                                Equity          LT         Income           Strategy        Equity
                                                               --------------------------------------------------------------------
 Total units outstanding at beginning of period                  10,759        62,601         87,745         35,445         14,925
 Increase (decrease) in units resulting from
      policy transactions:
      (a) Transfers--policy charges and deductions                   (4)         (203)          (510)          (106)           (10)
      (b) Transfers in (from other variable accounts)                          11,132            108
      (c) Transfers out (to other variable accounts)                           (1,235)       (16,658)          (115)       (14,083)
      (d) Transfers--other                                                       (717)        (1,872)          (398)           (72)
                                                               -------------------------------------------------------------------
                            Sub-Total                                (4)        8,977        (18,932)          (619)       (14,165)
                                                               -------------------------------------------------------------------
 Total units outstanding at end of period                        10,755        71,578         68,813         34,826            760
                                                               -------------------------------------------------------------------
 Accumulation Unit Value:   At beginning of period               $11.43        $31.03         $43.33         $32.85         $10.81

                            At end of period                     $12.93        $41.33         $49.19         $35.16         $12.27
                                                               -------------------------------------------------------------------


                                                               Equity          Inter-         Emerging
                                                               Index          national        Markets
                                                               --------------------------------------
 Total units outstanding at beginning of period                 113,573       183,341         14,939
 Increase (decrease) in units resulting from
      policy transactions:
      (a) Transfers--policy charges and deductions                 (506)         (820)           (35)
      (b) Transfers in (from other variable accounts)            22,890         1,921          9,456
      (c) Transfers out (to other variable accounts)             (5,886)       (6,998)        (9,492)
      (d) Transfers--other                                         (992)       (1,367)           162
                                                               --------------------------------------
                            Sub-Total                            15,506        (7,264)            91
                                                               --------------------------------------
 Total units outstanding at end of period                       129,079       176,077         15,030
                                                               --------------------------------------

 Accumulation Unit Value:   At beginning of period               $37.42        $23.22          $6.69

                            At end of period                     $41.81        $24.14          $8.66
                                                               --------------------------------------

-----------------------------
 ** Accumulation Unit: unit of measure used to calculate the value of a Policy
    Owner's interest in a Variable Account during the accumulation period.

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